Summary of Significant Accounting Policies - Schedule of Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024	Dec. 31, 2023
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	$ 82,740	[1]	$ 10,040	[1]	$ 108,742	$ 87,616
Residential Solar Installations [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	38,122		10,040		67,460	87,616
Residential Solar Installations [Member] | Revenue Recognized Over Time [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	38,122		10,040		67,460	84,858
Residential Solar Installations [Member] | Revenue Recognized at a Point in Time [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue						2,758
New Homes Business [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	44,618				41,282
New Homes Business [Member] | Revenue Recognized Over Time [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	20,414				32,205
New Homes Business [Member] | Revenue Recognized at a Point in Time [Member]
Schedule of Revenue Recognized By Product and Services [Line Items]
Total revenue	$ 24,204				$ 9,077

[1]	Includes revenue, cost of revenues and commission expense attributable to related parties of $0.6 million, $0.2 million and $0.4 million in the thirteen weeks ended March 30, 2025. There were no related party amounts included the thirteen weeks ended March 31, 2024. Refer to Note 18 - Related Parties for details.